Statements of Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Research and development expenses, net	$ 459,184	$ 720,527	$ 317,907
General and administrative expenses	919,694	617,087	410,982
Operating loss	(1,378,878)	(1,337,614)	(728,889)
Financing income (expenses), net	921,337	(1,337,758)	75,428
Net loss	$ (457,541)	$ (2,675,372)	$ (653,461)
Basic and diluted net loss per share	$ (0.006)	$ (0.04)	$ (0.01)
Basic and diluted weighted average number of ordinary shares outstanding	70,869,924	68,587,261	62,467,556